Accumulated Other Comprehensive Income / (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income / (Loss) [Abstract]
Changes in AOCI by Component
Unrealized Gain / (Loss) on cash flow hedges
AOCI — Balance, January 1, 2012	$-

OCI before reclassifications	(795,052)
Amounts reclassified from AOCI	143,156
Net current-period OCI	(651,896)

AOCI — Balance, December 31, 2012	$(651,896)

OCI before reclassifications	992,279
Amounts reclassified from AOCI	(424,533)
Net current-period OCI	567,746

AOCI — Balance, December 31, 2013	$(84,150)

Reclassification out of AOCI
Details about AOCI Components	Reclassifications out of AOCI Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Gains and losses on cash flow hedges
Interest rate contracts	$–	Interest and finance costs
Total reclassifications for 2011	$–

Interest rate contracts	$143,156	Interest and finance costs
Total reclassifications for 2012	$143,156

Interest rate contracts	$424,533	Interest and finance costs
Total reclassifications for 2013	$424,533